Redeemable Non-Controlling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2014
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance		$ 0	$ 123,902
Net loss attributable to redeemable non-controlling interest	$ 0	0	(1,179)
Other comprehensive income attributable to redeemable non-controlling interests	$ 0	$ 0	1,810
Increase in redemption value of non-controlling interests			90,913
Impact of foreign currency translation			1,724
Exercise of vested and outstanding ALOG stock options			8,459
Purchase price of redeemable non-controlling interests			(225,629)
Ending balance			0
Acquisition of ALOG
Noncontrolling Interest [Line Items]
Equity interest (percent)				100.00%
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Increase in redemption value of non-controlling interests			$ (90,966)
Acquisition of ALOG | Riverwood and ALOG Management
Noncontrolling Interest [Line Items]
Equity interest (percent)				10.00%